Document and Entity Information	Dec. 04, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2019
Entity File Number	001-35720
Entity Registrant Name	RH
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3052669
Entity Address, Address Line One	15 Koch Road
Entity Address, Adress Line Two	Suite K
Entity Address, State or Province	CA
Entity Address, City or Town	Corte Madera
Entity Address, Postal Zip Code	94925
City Area Code	415
Local Phone Number	924-1005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	RH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001528849
Amendment Flag	false